Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table (our “Pay-for-Performance Table”) reports the compensation of our principal executive officer (“PEO”) and the average compensation of our other Named Executive Officers (for purposes of this “Pay Versus Performance” section, the “NEOs”) for the past two fiscal years as reported in our Summary Compensation Table. The information reported in the Pay-for-Performance Table is meant to reflect the relationship between the executive compensation that the Company actually paid and certain measures of the Company’s financial performance. For information regarding the Company’s pay-for-performance philosophy and how we align executive compensation with the Company’s financial performance, refer to our Narrative Disclosure Regarding Compensation. In accordance with the reduced disclosure requirements for smaller reporting companies, we have not included a tabular list of financial performance measures, a “Company-Selected Measure,” or executive compensation data for any peer group of the Company, and we have reported the required pay-versus-performance information for two instead of three years.

					Value of
			Average		Initial
			Summary		Fixed $100
			Compensation	Average	Investment
			Table Total	Compensation	Based
	Summary	Compensation	for	Actually Paid	On Total	Net
	Compensation	Actually Paid	Non-PEO	to Non-PEO	Shareholder	Income
	Table Total for	to	NEOs	NEOs	Return	($)
Year	PEO ($) (1)	PEO ($) (3)	($) (2)	($) (3)	($) (4)	(5)
2025	$526,400	$523,250	$385,943	$330,675	71	(1,553,000)
2024	$603,288	$666,588	$464,561	$469,998	$132	$2,186,000
2023	$626,600	$588,500	$395,001	$366,522	$81	$610,000

(1)	Raymond C. Stachowiak, our PEO, was our Executive Chairman for each of the years presented.

(2)

During 2025, our non-PEO NEOs were Gary Delanois and R. Scott Frech. During 2024, our non-PEO NEOs were Craig K. Tagawa and Gary Delanois. During 2023, our non-PEO NEOs were Craig K. Tagawa and Peter Gaccione.

PEO Total Compensation Amount	$ 526,400	$ 603,288	$ 626,600
PEO Actually Paid Compensation Amount	$ 523,250	666,588	588,500
Adjustment To PEO Compensation, Footnote
(3)

Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment to the equity awards granted to our NEOs during each year presented in the table to calculate the compensation actually paid to our NEOs each year. Values reported in the table below are roundest to the nearest dollar.

Adjustments to Equity Awards to Determine		PEO			Non-PEO NEOs
Compensation “Actually Paid”	2025	2024	2023	2025	2024	2023
Average Summary Compensation Table Total	$526,400	$603,288	$626,600	$385,943	$464,561	$395,001
Minus amounts reported in the “Stock Awards” and "Option Awards" columns of the Summary Compensation Table.	$(264,000)	$(316,800)	$(351,600)	$39,468	$(178,463)	$(64,408)
Plus fair value as of the end of the covered year of awards granted during the covered year that are outstanding and unvested as of the end of the covered year.	$52,750	95,700	$72,000	$0	$191,400	$40,658
Plus fair value as of the vesting date for awards granted during the covered year that vested during the covered year.	$208,100	$284,400	$241,500	---	---	—
Plus the change in fair value as of the vesting date (compared to as of the prior year end) of awards granted prior to the covered year that vested during the covered year.	—	—	—	$(15,800)	$(7,500)	(4,729)
Total Adjustments	(3,150)	63,300	(38,100)	$(55,268)	$5,437	$(28,479)
Compensation “Actually Paid”	$523,250	$666,588	$588,500	$330,675	$469,998	$366,522

(4)

The amounts shown above represent the Company’s cumulative total shareholder return (“TSR”) on an assumed investment of $100 in shares of our Common Stock over the indicated measurement period. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends on our Common Stock for the measurement period (if any), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.

(5)	The dollar amounts reported represent the amount of net income available to common shareholders reflected in the Company’s audited financial statements for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 385,943	464,561	395,001
Non-PEO NEO Average Compensation Actually Paid Amount	$ 330,675	469,998	366,522
Adjustment to Non-PEO NEO Compensation Footnote
(3)

Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment to the equity awards granted to our NEOs during each year presented in the table to calculate the compensation actually paid to our NEOs each year. Values reported in the table below are roundest to the nearest dollar.

Adjustments to Equity Awards to Determine		PEO			Non-PEO NEOs
Compensation “Actually Paid”	2025	2024	2023	2025	2024	2023
Average Summary Compensation Table Total	$526,400	$603,288	$626,600	$385,943	$464,561	$395,001
Minus amounts reported in the “Stock Awards” and "Option Awards" columns of the Summary Compensation Table.	$(264,000)	$(316,800)	$(351,600)	$39,468	$(178,463)	$(64,408)
Plus fair value as of the end of the covered year of awards granted during the covered year that are outstanding and unvested as of the end of the covered year.	$52,750	95,700	$72,000	$0	$191,400	$40,658
Plus fair value as of the vesting date for awards granted during the covered year that vested during the covered year.	$208,100	$284,400	$241,500	---	---	—
Plus the change in fair value as of the vesting date (compared to as of the prior year end) of awards granted prior to the covered year that vested during the covered year.	—	—	—	$(15,800)	$(7,500)	(4,729)
Total Adjustments	(3,150)	63,300	(38,100)	$(55,268)	$5,437	$(28,479)
Compensation “Actually Paid”	$523,250	$666,588	$588,500	$330,675	$469,998	$366,522

(4)

The amounts shown above represent the Company’s cumulative total shareholder return (“TSR”) on an assumed investment of $100 in shares of our Common Stock over the indicated measurement period. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends on our Common Stock for the measurement period (if any), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.

(5)	The dollar amounts reported represent the amount of net income available to common shareholders reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between “Compensation Actually Paid” and Performance

The following graphs address the relationship between the compensation “actually paid” by the Company to our NEOs as disclosed in the Pay-for-Performance table and the Company’s (i) cumulative total shareholder return, assuming an initial fixed investment of $100, and (ii) net income (loss), in each case, for the years ended December 31, 2023, 2024 and 2025.

PEO and Average Non-PEO NEOs Compensation Actually Paid vs. Company TSR

Compensation Actually Paid vs. Net Income	PEO and Average Other NEOs Compensation Actually Paid vs. GAAP Net Income
Total Shareholder Return Amount	$ 71	132	81
Net Income (Loss)	(1,553,000)	2,186,000	610,000
PEO Name				Raymond C. Stachowiak
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,150)	63,300	(38,100)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(264,000)	(316,800)	(351,600)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,750	95,700	72,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	208,100	284,400	241,500
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,268)	5,437	(28,479)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,468	(178,463)	(64,408)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	191,400	40,658
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,800)	$ (7,500)	$ (4,729)